Condensed Financial Information of Parent Company - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Separate
Disclosure of subsidiaries [line items]
Dividend income	$ 65.0	$ 34.5	$ 114.7